Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table Total for First PEO (Sloan)(1) (b)	Summary Compensation Table Total for Second PEO (Bready)(1) (b)	Compensation Actually Paid to First PEO (Sloan)(1)(2)(3) (c)	Compensation Actually Paid to Second PEO (Bready)(1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)(3) (e)	Value of Initial Fixed $100 Investment Based on(4):		Net Income (h)	CSM: Adjusted EPS(5) (i)
							Company Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2025	—	$20,307,392	—	$6,476,989	$7,037,960	$4,172,877	$37.54	$203.47	$1,456,047,000	$12.22
2024	—	$17,175,695	—	$10,007,218	$4,744,302	$3,553,124	$53.70	$176.89	$1,644,153,000	$11.55
2023	$22,021,748	$16,000,483	$28,581,988	$24,415,366	$4,617,351	$6,864,890	$60.31	$135.49	$1,028,823,000	$10.42
2022	$22,270,578	—	$14,220,443	—	$6,259,042	$2,727,411	$46.75	$120.81	$143,313,000	$9.32
2021	$23,318,393	—	$(5,868,325)	—	$6,816,632	$(1,131,883)	$63.09	$135.04	$987,864,000	$8.16
(1)
Jeffrey Sloan (First PEO) was our PEO for each year presented until June 1, 2023. Cameron Beady (Second PEO) was our PEO effective June 1, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Jeffrey Sloan	Cameron Bready	Joshua Whipple	Robert Cortopassi	Robert Cortopassi
Cameron Bready	Paul Todd	David Green	Joshua Whipple	Joshua Whipple
Paul Todd	Joshua Whipple	Guido Sacchi	David Green	Ryan Loy
David Green	David Green	Andrea Carter	Andrea Carter	David Green
Guido Sacchi	Guido Sacchi		Shannon Johnston

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards for Second PEO	Inclusion of Equity Values for Second PEO	Compensation Actually Paid to Second PEO
2025	$20,307,392	$(16,129,986)	$2,299,583	$6,476,989
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$7,037,960	$(5,038,852)	$2,173,769	$4,172,877
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends Paid on Equity Awards Not Otherwise Included for Second PEO	Total — Inclusion of Equity Values for Second PEO
2025	$12,343,718	$(9,006,416)	—	$(1,114,072)	—	$76,353	$2,299,583
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total — Average Inclusion of Equity Values for Non-PEO NEOs
2025	$4,225,892	$(1,773,284)	—	$(305,742)	—	$26,903	$2,173,769
(4)
The Peer Group TSR set forth in this table utilizes the S&P Financials Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P Financials Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
Our company selected measure is adjusted EPS, which is a non-GAAP measure, that excludes (i) acquisition-related amortization expense, (ii) share-based compensation expense, (iii) acquisition, integration and separation expenses, (iv) goodwill impairment charges and gain or losses on business divestitures, (v) facilities exit charges, (vi) equity method investment earnings from the Company’s interest in a private equity investment fund, (vii) discrete tax items and (viii) certain other items specific to each reporting period.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
Jeffrey Sloan (First PEO) was our PEO for each year presented until June 1, 2023. Cameron Beady (Second PEO) was our PEO effective June 1, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Jeffrey Sloan	Cameron Bready	Joshua Whipple	Robert Cortopassi	Robert Cortopassi
Cameron Bready	Paul Todd	David Green	Joshua Whipple	Joshua Whipple
Paul Todd	Joshua Whipple	Guido Sacchi	David Green	Ryan Loy
David Green	David Green	Andrea Carter	Andrea Carter	David Green
Guido Sacchi	Guido Sacchi		Shannon Johnston

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P Financials Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P Financials Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards for Second PEO	Inclusion of Equity Values for Second PEO	Compensation Actually Paid to Second PEO
2025	$20,307,392	$(16,129,986)	$2,299,583	$6,476,989
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends Paid on Equity Awards Not Otherwise Included for Second PEO	Total — Inclusion of Equity Values for Second PEO
2025	$12,343,718	$(9,006,416)	—	$(1,114,072)	—	$76,353	$2,299,583

Non-PEO NEO Average Total Compensation Amount	$ 7,037,960	$ 4,744,302	$ 4,617,351	$ 6,259,042	$ 6,816,632
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,172,877	3,553,124	6,864,890	2,727,411	(1,131,883)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$7,037,960	$(5,038,852)	$2,173,769	$4,172,877
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total — Average Inclusion of Equity Values for Non-PEO NEOs
2025	$4,225,892	$(1,773,284)	—	$(305,742)	—	$26,903	$2,173,769

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.
Most Important Performance Measures(1)
Adjusted EPS
Adjusted Net Revenue
Adjusted Operating Margin
Transformation Adjusted Operating Income Benefit

Total Shareholder Return Amount	$ 37.54	53.7	60.31	46.75	63.09
Peer Group Total Shareholder Return Amount	203.47	176.89	135.49	120.81	135.04
Net Income (Loss)	$ 1,456,047,000	$ 1,644,153,000	$ 1,028,823,000	$ 143,313,000	$ 987,864,000
Company Selected Measure Amount | $ / shares	12.22	11.55	10.42	9.32	8.16
PEO Name	Cameron Beady
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends Paid on Equity Awards Not Otherwise Included for Second PEO	Total — Inclusion of Equity Values for Second PEO
2025	$12,343,718	$(9,006,416)	—	$(1,114,072)	—	$76,353	$2,299,583
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total — Average Inclusion of Equity Values for Non-PEO NEOs
2025	$4,225,892	$(1,773,284)	—	$(305,742)	—	$26,903	$2,173,769

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(5)
Our company selected measure is adjusted EPS, which is a non-GAAP measure, that excludes (i) acquisition-related amortization expense, (ii) share-based compensation expense, (iii) acquisition, integration and separation expenses, (iv) goodwill impairment charges and gain or losses on business divestitures, (v) facilities exit charges, (vi) equity method investment earnings from the Company’s interest in a private equity investment fund, (vii) discrete tax items and (viii) certain other items specific to each reporting period.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Transformation Adjusted Operating Income Benefit
Mr. Jeffrey Sloan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,021,748	$ 22,270,578	$ 23,318,393
PEO Actually Paid Compensation Amount			28,581,988	14,220,443	(5,868,325)
Mr. Cameron Bready [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	20,307,392	17,175,695	16,000,483
PEO Actually Paid Compensation Amount	6,476,989	$ 10,007,218	$ 24,415,366
PEO | Mr. Cameron Bready [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,129,986)
PEO | Mr. Cameron Bready [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,299,583
PEO | Mr. Cameron Bready [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,343,718
PEO | Mr. Cameron Bready [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,006,416)
PEO | Mr. Cameron Bready [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Cameron Bready [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,114,072)
PEO | Mr. Cameron Bready [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,353
PEO | Mr. Cameron Bready [Member] | Change in Fair Value of Prior Years' Awards Forfeited, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,038,852)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,173,769
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,225,892
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,773,284)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,742)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,903
Non-PEO NEO | Change in Fair Value of Prior Years' Awards Forfeited, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount